SCHEDULE I - CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Aug. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total revenue		$ 57,465	$ 74,569	$ 51,573
EXPENSES
Administrative expenses		(8,733)	(12,566)	(8,043)
Equity in earnings (losses) of joint ventures		17,123	(5,330)	40,228
Interest income		7,568	4,959	2,122
Interest expense		(17,770)	(9,665)	(352)
Net income	$ (11,941)	41,279	1,314	40,466
Share of subsidiaries unrealized losses on cash flow hedge		1,329	(10,159)	0
Share of subsidiaries income tax benefit		395	(1,984)	0
Comprehensive income		42,213	(6,861)	$ 40,466
Parent Company [Member]
Total revenue		0	13,269
EXPENSES
Administrative expenses		(6,089)	(1,718)
Equity in earnings of subsidiaries		26,118	1,086
Equity in earnings (losses) of joint ventures		17,123	(2,158)
Interest income		6,267	3,243
Interest expense		(2,140)	(467)
Net income		41,279	13,255
Share of subsidiaries unrealized losses on cash flow hedge		1,329	(2,293)
Share of subsidiaries income tax benefit		(395)	17
Comprehensive income		$ 42,213	$ 10,979